INCOME TAXES (Tables)	3 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of (expense) benefit from income taxes

	Three Months Ended June 30,
(In thousands)	2024	2023

Current:
Federal	$(2)	$(3)
State and local	-	-
Foreign	-	-
Total current	(2)	(3)

Deferred:
Federal	-	-
State and local	-	-
Foreign	-	148
Total deferred	-	148
(Expense) benefit from income taxes	$(2)	$145

Schedule of reconciliation income tax rates

	Three Months Ended June 30,
	2024	2023
Loss on ordinary activities before tax	$(104)	$(605)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax (expense) benefit at statutory income tax rate	21	127

Share-based compensation expense recognized for financial statement purposes	(28)	(142)
Other losses (unrecognized)	(2)	-
Utilization of losses not previously benefitted	7	12
Income tax (expense)	$(2)	$(3)

Schedule of effective income tax rates

	Three Months Ended June 30,
	2024	2023
Loss on ordinary activities before tax	$(507)	$(1,576)
Statutory U.K. income tax rate	25.0%	25.0%
Income tax benefit at statutory income tax rate	127	394

Derecognition of deferred tax assets	(127)	-
Foreign currency effect and other	-	(246)
Income tax benefit	$-	$148

Schedule of reconciliation of financial statement income (loss)

	Three Months Ended June 30,
	2024				2023
	United States	BVI	United Kingdom	Total	United States	BVI	United Kingdom	Total

Pre-tax loss	$(104)	$(1,051)	$(507)	$(1,662)	$(609)	$(3,886)	$(1,576)	$(6,071)
Share-based compensation expense for financial statement purposes for which no benefit was taken	139	-	-	139	683	-	-	683
Loss for which no benefit was taken	8	-	-	8	-	-	-	-
Losses not subject to tax	-	1051	-	1,051	-	3,886	-	3,886
Utilization of losses not previously benefitted	(34)	-	-	(34)	(59)	-	-	(59)
Taxable income (loss)	$9	$-	$(507)	$(498)	$15	$-	$(1,576)	$(1,561)

Schedule of deferred tax assets and liabilities

As of
	June 30, 2024	March 31, 2024
Deferred tax assets:
Net operating loss	$(5,717)	$(5,590)
Deferred tax asset (unrecognized)	5,717	5,590
Deferred tax asset	-	-

Deferred tax liabilities:
In-process research and development	-	-
Deferred tax liability	-	-

Net deferred tax liability	$-	$-